Additional Information - Financial Statement Schedule- II (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for accounts receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 3,702,514	$ 5,398,166	$ 3,127,348
Charged to/ (Reversed from) Costs and Expenses	276,090	(18,096)	2,270,818
Write-off	0	(1,677,556)	0
Balance at End of Year	3,978,604	3,702,514	5,398,166
Allowance for prepaid advertising expenses [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	1,036,904	1,107,706	0
Charged to/ (Reversed from) Costs and Expenses	(139,507)	0	1,107,706
Write-off	0	(70,802)	0
Balance at End of Year	897,397	1,036,904	1,107,706
Allowance for prepaid expenses and current assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	436,348	605,445	127,192
Charged to/ (Reversed from) Costs and Expenses	(126,231)	(169,097)	478,253
Write-off	0	0	0
Balance at End of Year	310,117	436,348	605,445
Allowance for deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	33,012,389	35,657,594	30,287,901
Charged to/ (Reversed from) Costs and Expenses	(10,079,390)	(2,645,205)	5,369,693
Write-off	0	0	0
Balance at End of Year	$ 22,932,999	$ 33,012,389	$ 35,657,594